Lease Commitments (Details) - Schedule of Lease Commitments – Operating - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Committed at the reporting date:
Within one year		$ 11,896
One to five years
Lease commitments – operating		$ 11,896